Summary of Significant Accounting Policies - Schedule of Foreign Currencies Translation Exchange Rates (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
MYR Currency [Member]
Exchange rate	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
HKD Currency [Member]
Exchange rate	1	1	1	1	1	1
AUD Currency [Member]
Exchange rate	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1